                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act File Number: 811-08332

                           Emerging Markets Portfolio
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                December 31, 2003
                             Date of Fiscal Year End

                                  June 30, 2003
                            Date of Reporting Period


ITEM 1. REPORTS TO STOCKHOLDERS

EMERGING MARKETS PORTFOLIO AS OF JUNE 30, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED)

COMMON STOCKS -- 93.7%

SECURITY                                  SHARES        VALUE
-------------------------------------------------------------------
Automotive -- 0.7%
-------------------------------------------------------------------
Tata Engineering and Locomotive Co.,
Ltd. GDR                                        34,482  $   146,548
Indian auto producer and distributor
-------------------------------------------------------------------
                                                        $   146,548
-------------------------------------------------------------------
Banks and Money Services -- 10.0%
-------------------------------------------------------------------
Bank Mandiri(1)(2)                             898,000  $    73,473
Indonesian bank
Hansabank Ltd.                                  40,804      837,859
Financial institution in the Baltic
States
HDFC Bank Ltd. ADR                              19,300      361,875
A private sector bank in India
Kookmin Bank                                    11,800      355,630
Korean bank
OTP Bank Rt. GDR(1)                             30,410      585,393
Bank in Hungary
-------------------------------------------------------------------
                                                        $ 2,214,230
-------------------------------------------------------------------
Cement -- 3.0%
-------------------------------------------------------------------
Siam Cement Public Company Ltd.                167,000  $   666,889
Thailand cement company with paper and
petrochemical interests
-------------------------------------------------------------------
                                                        $   666,889
-------------------------------------------------------------------
Chemicals -- 2.2%
-------------------------------------------------------------------
Reliance Industries Ltd. GDR(3)                 33,100  $   481,605
A major player in the Indian
petrochemicals sector
-------------------------------------------------------------------
                                                        $   481,605
-------------------------------------------------------------------
Computers - Memory Devices -- 2.1%
-------------------------------------------------------------------
CMC Magnetics Corp.(1)                         621,000  $   463,594
Provider of optical and magnetic storage
media.
-------------------------------------------------------------------
                                                        $   463,594
-------------------------------------------------------------------
Conglomerates -- 1.3%
-------------------------------------------------------------------
Asian Property Development Public
Company Ltd.                                 2,670,000  $   288,134
Property development company in Thailand
which deals with residential property in
Bangkok
-------------------------------------------------------------------
                                                        $   288,134
-------------------------------------------------------------------
SECURITY                                  SHARES        VALUE
-------------------------------------------------------------------
Electric - Integrated -- 5.7%
-------------------------------------------------------------------
CLP Holdings Ltd.                               46,000  $   201,150
Power supplier for Hong Kong
Malakoff Berhad                                213,000      254,479
A Malaysian electric utility
Ratchaburi Electricity Generating
Holding Public Company Ltd.                    429,000      280,425
A Thai generator
Unified Energy System GDR                       19,802      524,753
A Russian generator and transmitter
-------------------------------------------------------------------
                                                        $ 1,260,807
-------------------------------------------------------------------
Engineering -- 1.6%
-------------------------------------------------------------------
Gamuda                                         223,000  $   360,908
A Malaysian company which manufactures
and supplies road surfacing materials,
operates quarry and road laying projects
-------------------------------------------------------------------
                                                        $   360,908
-------------------------------------------------------------------
Food and Beverages -- 8.5%
-------------------------------------------------------------------
Companhia de Bebidas das Americas ADR           23,300  $   474,154
Produces and distributes beverages
Hite Brewery Co., Ltd.                           8,100      434,667
Korean brewer
Vina Concha y Toro ADR                          11,500      508,875
Wine producer/exporter
Wimm-Bill-Dann Foods ADR(1)                     22,300      452,690
Russian food processor
-------------------------------------------------------------------
                                                        $ 1,870,386
-------------------------------------------------------------------
Household Products -- 1.6%
-------------------------------------------------------------------
Kimberly-Clark de Mexico S.A. de C.V.          129,000  $   345,662
Pulp and household paper provider
-------------------------------------------------------------------
                                                        $   345,662
-------------------------------------------------------------------
Insurance -- 4.7%
-------------------------------------------------------------------
China Insurance International Holdings
Co., Ltd.                                    1,168,000  $   561,672
China Insurance focuses on reinsurance
and insurance brokerage business
Samsung Fire & Marine Insurance Co.,
Ltd.                                             9,650      469,372
Korean non-life insurance company
-------------------------------------------------------------------
                                                        $ 1,031,044
-------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EMERGING MARKETS PORTFOLIO AS OF JUNE 30, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                  SHARES        VALUE
-------------------------------------------------------------------
Leisure and Tourism -- 2.7%
-------------------------------------------------------------------
Genting Berhad                                 154,200  $   608,684
Tourism/Gaming company
-------------------------------------------------------------------
                                                        $   608,684
-------------------------------------------------------------------
Mining -- 9.6%
-------------------------------------------------------------------
Antofagasta PLC                                 36,270  $   368,741
Chilian copper mining company
Gold Fields Ltd.                                49,600      593,535
South African gold producer
Harmony Gold Mining Co. Ltd.                    49,279      648,486
A mining company that produces gold
Highland Gold Mining Ltd.                      135,507      511,026
Russian gold mining company
-------------------------------------------------------------------
                                                        $ 2,121,788
-------------------------------------------------------------------
Office Automation and Equipment -- 3.0%
-------------------------------------------------------------------
Sindo Ricoh Co.                                 11,200  $   654,466
Manufacturer of photocopiers and other
office equipment
-------------------------------------------------------------------
                                                        $   654,466
-------------------------------------------------------------------
Oil and Gas - Equipment and Services -- 5.5%
-------------------------------------------------------------------
OAO Gazprom ADR                                 28,100  $   531,090
Large natural gas company in terms of
reserves, transportation and production,
and a major supplier of natural gas to
Europe
Yukos ADR                                       12,375      690,278
Produces, explores and refines oil and
gas reserves in Russia
-------------------------------------------------------------------
                                                        $ 1,221,368
-------------------------------------------------------------------
Oil Companies - Exploration & Production -- 3.9%
-------------------------------------------------------------------
CNOOC Ltd.                                     321,000  $   473,382
Explores, develops and produces crude
oil and natural gas in Hong Kong
Teton Petroleum Co.(1)                          88,106      378,856
Russian oil exploration and production
company
-------------------------------------------------------------------
                                                        $   852,238
-------------------------------------------------------------------
SECURITY                                  SHARES        VALUE
-------------------------------------------------------------------
Publishing -- 2.4%
-------------------------------------------------------------------
Hurriyet Gazetecilik ve Matbaacilik
A.S.(1)                                    304,817,086  $   526,474
Turkish newspaper
-------------------------------------------------------------------
                                                        $   526,474
-------------------------------------------------------------------
Real Estate -- 2.6%
-------------------------------------------------------------------
Consorcio ARA S.A. de C.V.(1)                  294,913  $   585,621
Mexican house builder
-------------------------------------------------------------------
                                                        $   585,621
-------------------------------------------------------------------
Retail -- 1.9%
-------------------------------------------------------------------
Wal-Mart de Mexico S.A.                        140,000  $   412,785
A major retailer in food, clothing, and
other merchandise, under a variety of
store formats
-------------------------------------------------------------------
                                                        $   412,785
-------------------------------------------------------------------
Semiconductor Components / Integrated
Circuits -- 5.6%
-------------------------------------------------------------------
KEC Corp.                                       13,500  $   513,102
Manufactures electrical goods and
produces signal and power transistors
and other components used in mobile
phones and automobiles
Taiwan Semiconductor Manufacturing
Co. Ltd.(1)                                    437,000      720,747
Contract manufacturer of integrated
circuits (foundry) for third parties
-------------------------------------------------------------------
                                                        $ 1,233,849
-------------------------------------------------------------------
Telephone - Integrated -- 8.7%
-------------------------------------------------------------------
AS Eesti Telekom GDR                            30,000  $   732,000
Estonia's fixed line and mobile telecom
provider
Cesky Telecom S.A.                              55,697      573,056
A fixed line telecommunications company
in the Czech Republic
Mobile Telesystems ADR                          10,298      607,582
Provides telecommunication services
including Internet and network services
in Russia
-------------------------------------------------------------------
                                                        $ 1,912,638
-------------------------------------------------------------------
Tobacco -- 6.4%
-------------------------------------------------------------------
British American Tobacco Malaysia Berhad        62,600  $   642,474
Tobacco producers (part of BAT group)

                       SEE NOTES TO FINANCIAL STATEMENTS

EMERGING MARKETS PORTFOLIO AS OF JUNE 30, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                  SHARES        VALUE
-------------------------------------------------------------------

Tobacco (continued)
-------------------------------------------------------------------
Companhia Souza Cruz S.A.                       94,573  $   780,450
Tobacco producers (part of BAT group)
-------------------------------------------------------------------
                                                        $ 1,422,924
-------------------------------------------------------------------
Total Common Stocks
   (identified cost $15,421,456)                        $20,682,642
-------------------------------------------------------------------

PREFERRED STOCKS -- 3.6%

SECURITY                                  SHARES        VALUE
-------------------------------------------------------------------
Automotive -- 1.5%
-------------------------------------------------------------------
Hyundia Motor Co., Ltd.                         26,000  $   331,938
Car manufacturer
-------------------------------------------------------------------
                                                        $   331,938
-------------------------------------------------------------------
Financial Services -- 2.1%
-------------------------------------------------------------------
Banco Bradesco S.A.                        119,279,399  $   447,767
Banking
-------------------------------------------------------------------
                                                        $   447,767
-------------------------------------------------------------------
Total Preferred Stocks
   (identified cost $693,827)                           $   779,705
-------------------------------------------------------------------

WARRANTS -- 0.0%

SECURITY                                  SHARES        VALUE
-------------------------------------------------------------------
Oil Companies - Exploration & Production -- 0.0%
-------------------------------------------------------------------
Teton Petroleum Co.(1)(2)                       80,000  $         0
Russian oil exploration and production
company
-------------------------------------------------------------------
                                                        $         0
-------------------------------------------------------------------
Total Warrants
   (identified cost $0)                                 $         0
-------------------------------------------------------------------
Total Investments -- 97.3%
   (identified cost $16,115,283)                        $21,462,347
-------------------------------------------------------------------
Other Assets, Less Liabilities -- 2.7%                  $   606,051
-------------------------------------------------------------------
Net Assets -- 100.0%                                    $22,068,398
-------------------------------------------------------------------

 ADR - American Depositary Receipt

 GDR - Global Depository Receipt.
 (1)  Non-income producing security.
 (2)  Priced by adviser.
 (3) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

                       SEE NOTES TO FINANCIAL STATEMENTS

EMERGING MARKETS PORTFOLIO AS OF JUNE 30, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

COUNTRY CONCENTRATION OF PORTFOLIO

                                          PERCENTAGE
COUNTRY                                   OF NET ASSETS  VALUE
-------------------------------------------------------------------
India                                            4.5%    $  990,028
Indonesia                                        0.3         73,473
Estonia                                          7.1      1,569,859
Republic of Korea                               12.5      2,759,175
Hungary                                          2.7        585,393
Thailand                                         5.6      1,235,448
Taiwan                                           5.4      1,184,341
Hong Kong                                        5.6      1,236,204
Malaysia                                         8.5      1,866,545
Russia                                          12.7      2,806,393
Brazil                                           7.7      1,702,371
Chile                                            2.3        508,875
Mexico                                           6.1      1,344,068
United Kingdom                                   4.0        879,767
South Africa                                     5.6      1,242,021
United States                                    1.7        378,856
Turkey                                           2.4        526,474
Czech Republic                                   2.6        573,056

                       SEE NOTES TO FINANCIAL STATEMENTS

EMERGING MARKETS PORTFOLIO AS OF JUNE 30, 2003

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF JUNE 30, 2003
Assets
-----------------------------------------------------
Investments, at value
   (identified cost, $16,115,283)         $21,462,347
Cash                                           55,759
Foreign currency, at value (identified
   cost, $586,373)                            586,203
Interest and dividends receivable             147,442
Tax reclaim receivable                            767
Prepaid expenses                                   15
-----------------------------------------------------
TOTAL ASSETS                              $22,252,533
-----------------------------------------------------

Liabilities
-----------------------------------------------------
Payable for investments purchased         $    74,207
Payable to affiliate for Trustees' fees         1,272
Accrued expenses                              108,656
-----------------------------------------------------
TOTAL LIABILITIES                         $   184,135
-----------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $22,068,398
-----------------------------------------------------
Sources of Net Assets
-----------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $16,721,142
Net unrealized appreciation (computed on
   the basis of identified cost)            5,347,256
-----------------------------------------------------
TOTAL                                     $22,068,398
-----------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
JUNE 30, 2003
Investment Income
----------------------------------------------------
Dividends (net of foreign taxes,
   $59,303)                               $  404,203
Interest                                       1,015
----------------------------------------------------
TOTAL INVESTMENT INCOME                   $  405,218
----------------------------------------------------

Expenses
----------------------------------------------------
Investment adviser fee                    $   72,996
Administration fee                            24,146
Trustees' fees and expenses                    2,540
Custodian fee                                 36,568
Legal and accounting services                 26,393
Miscellaneous                                  4,151
----------------------------------------------------
TOTAL EXPENSES                            $  166,794
----------------------------------------------------
Deduct --
   Preliminary waiver of investment
      adviser fee                         $   10,958
   Preliminary waiver of administration
      fee                                      5,339
----------------------------------------------------
TOTAL EXPENSE REDUCTIONS                  $   16,297
----------------------------------------------------

NET EXPENSES                              $  150,497
----------------------------------------------------

NET INVESTMENT INCOME                     $  254,721
----------------------------------------------------

Realized and Unrealized Gain (Loss)
----------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $ (145,265)
   Foreign currency and forward foreign
      currency exchange
      contract transactions                  (17,667)
----------------------------------------------------
NET REALIZED LOSS                         $ (162,932)
----------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $2,447,956
   Foreign currency and forward foreign
      currency exchange contracts                100
----------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $2,448,056
----------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $2,285,124
----------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $2,539,845
----------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EMERGING MARKETS PORTFOLIO AS OF JUNE 30, 2003

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
INCREASE (DECREASE)                       JUNE 30, 2003     YEAR ENDED
IN NET ASSETS                             (UNAUDITED)       DECEMBER 31, 2002
-----------------------------------------------------------------------------
From operations --
   Net investment income                  $        254,721  $         102,873
   Net realized loss                              (162,932)          (522,269)
   Net change in unrealized appreciation
      (depreciation)                             2,448,056          1,145,122
-----------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                        $      2,539,845  $         725,726
-----------------------------------------------------------------------------
Capital transactions --
   Contributions                          $      8,102,986  $      22,230,752
   Withdrawals                                  (8,726,639)       (16,400,883)
-----------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS              $       (623,653) $       5,829,869
-----------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                $      1,916,192  $       6,555,595
-----------------------------------------------------------------------------

Net Assets
-----------------------------------------------------------------------------
At beginning of period                    $     20,152,206  $      13,596,611
-----------------------------------------------------------------------------
AT END OF PERIOD                          $     22,068,398  $      20,152,206
-----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EMERGING MARKETS PORTFOLIO AS OF JUNE 30, 2003

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                  SIX MONTHS ENDED                    YEAR ENDED DECEMBER 31,
                                  JUNE 30, 2003       -------------------------------------------------------
                                  (UNAUDITED)           2002        2001        2000        1999       1998
-------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data+
-------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Net expenses                          1.56%(1)        1.44%       1.93%       1.69%       1.42%      1.71%
   Net expenses after
      custodian fee reduction            1.56%(1)        1.44%       1.69%       1.38%       1.35%      1.41%
   Net investment income
      (loss)                             2.64%(1)        0.57%       0.78%      (0.56)%      0.45%      0.37%
Portfolio Turnover                         27%             76%        125%         65%         95%       117%
-------------------------------------------------------------------------------------------------------------
TOTAL RETURN(2)                         13.33%           7.30%       1.03%         --          --         --
-------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                    $22,068         $20,152     $13,597     $14,859     $14,472     $7,877
-------------------------------------------------------------------------------------------------------------
+  The operating expenses of the Portfolio may reflect a reduction of the investment adviser fee and/or administration fee, an allocation of expenses to the Investment Adviser and/or Administrator, or both. Had such actions not been taken, the ratios would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses                              1.73%(1)        1.88%                   1.76%       2.42%      1.87%
   Expenses after custodian
      fee reduction                      1.73%(1)        1.88%                   1.45%       2.35%      1.57%
   Net investment income
      (loss)                             2.47%(1)        0.13%                  (0.63)%     (0.55)%     0.21%
-------------------------------------------------------------------------------------------------------------

 (1)  Annualized.
 (2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

EMERGING MARKETS PORTFOLIO AS OF JUNE 30, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Emerging Markets Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York on January 18, 1994. The Portfolio's objective is to achieve long-term capital appreciation. The Portfolio seeks to achieve its objective by investing in equity securities (primarily common stocks) of companies located in emerging market countries, which are those considered to be developing. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At June 30, 2003, Eaton Vance Emerging Markets Fund held an approximate 99.9% interest in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuation -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges are valued at closing sale prices, on the exchange where such securities are principally traded. Marketable securities listed in the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices are not available are valued at the mean between the latest bid and asked prices. Futures positions on securities or currencies are generally valued at closing settlement prices. Short term debt securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates value. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Investments for which valuations or market quotations are unavailable or are considered unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Dividend income is recorded on the ex-dividend date. However, if the ex-dividend date has passed, certain dividends from securities are recorded as the Portfolio is informed of the ex-dividend date.

 C Federal Taxes -- The Portfolio has elected to be treated as a partnership for United States federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is individually responsible for the payment of any taxes on its share of such income. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

   In addition to the requirements of the Internal Revenue Code, the Portfolio may also be required to pay local taxes on the recognition of capital gains in certain countries. During the six months ended June 30, 2003, the Portfolio did not make any payments pursuant to such requirement.

   In determining the daily net asset value, the Portfolio estimates the reserve for such taxes, if any, associated with investments in certain countries. The estimated reserve for capital gains is based on the net realized appreciation on certain portfolio securities, the related tax rates and other such factors. As of June 30, 2003, the Portfolio had a reserve of $74,280 related to capital gains.

 D Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of total expenses in the Statement of Operations.

 E Foreign Currency Translation -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to foreign currency rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates is not separately disclosed.

EMERGING MARKETS PORTFOLIO AS OF JUNE 30, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

 F Forward Foreign Currency Exchange Contracts -- The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risk may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio will enter into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed or offset.

 G Other -- Investment transactions are accounted for on a trade date basis.
   Realized gains and losses are computed based on the specific identification of the securities sold.

 H Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 I Interim Financial Statements -- The interim financial statements relating to
   June 30, 2003 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Lloyd George Management (Bermuda) Limited (the Adviser) as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, the Adviser receives a monthly fee of 0.0625% (0.75% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the six months ended June 30, 2003, the adviser fee was 0.75% (annualized) of average daily net assets and amounted to $72,996. To enhance the net income of the Portfolio, the investment adviser made a preliminary waiver of $10,958 of its investment advisor fee. In addition, an administrative fee is earned by Eaton Vance Management (EVM) for managing and administrating the business affairs of the Portfolio. Under the administration agreement, EVM earns a monthly fee in the amount of 1/48th of 1% (0.25% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the six months ended June 30, 2003, the administration fee was 0.25% (annualized) of average daily net assets and amounted to $24,146. To enhance the net income of the Portfolio, the manager made a preliminary waiver of $5,339 of its administration fee. Except as to Trustees of the Portfolio who are not members of the Adviser or EVM's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser and administrative fees. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Investment Transactions
-------------------------------------------
   Purchases and sales of investments, other than short-term obligations, aggregated $6,444,818 and $5,056,971 respectively, for the six months ended June 30, 2003.

4 Federal Income Tax Basis of Unrealized Appreciation (Depreciation)
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at June 30, 2003, as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $16,115,283
    -----------------------------------------------------
    Gross unrealized appreciation             $ 5,737,263
    Gross unrealized depreciation                (390,199)
    -----------------------------------------------------
    NET UNREALIZED APPRECIATION               $ 5,347,064
    -----------------------------------------------------

   The net appreciation on foreign currency is $192.

5 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In

EMERGING MARKETS PORTFOLIO AS OF JUNE 30, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 2003.
6 Risks Associated with Foreign Investments
-------------------------------------------
   Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.

7 Financial Instruments
-------------------------------------------
   The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At June 30, 2003, there were no obligations under these financial instruments outstanding.

8 Interestholder Meeting
-------------------------------------------
   The Portfolio held a Special Meeting of Interestholders on June 6, 2003 to elect Trustees. The results of the vote were as follows:

                                              INTEREST IN THE PORTFOLIO
                                              -------------------------
    NOMINEE FOR THE TRUSTEE                    AFFIRMATIVE    WITHHOLD
    -------------------------------------------------------------------
    Jessica M. Bibliowicz                             99%          1%
    Edward K.Y. Chen                                  99%          1%
    Donald R. Dwight                                  99%          1%
    James B. Hawkes                                   99%          1%
    Samuel L. Hayes, III                              99%          1%
    Hon. Robert Lloyd George                          99%          1%
    William H. Park                                   99%          1%
    Norton H. Reamer                                  99%          1%
    Lynn A. Stout                                     99%          1%

   Results are rounded to the nearest whole number. Donald R. Dwight retired as a Trustee effective July 1, 2003 pursuant to the mandatory retirement policy of the Portfolio.

INVESTMENT MANAGEMENT


EMERGING MARKETS PORTFOLIO

Officers

Hon. Robert Lloyd George
President and Trustee

James B. Hawkes
Vice President and Trustee

William Walter Raleigh Kerr
Vice President and
Assistant Treasurer

Kristin S. Anagnost
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz

Edward K.Y. Chen

Samuel L. Hayes, III

William H. Park

Ronald A. Pearlman

Norton H. Reamer

Lynn A. Stout

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, an independent trustee, as its audit committee financial expert.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

(a)(1)       Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)    Treasurer's Section 302 certification.
(a)(2)(ii)   President's Section 302 certification.
(b)          Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Emerging Markets Portfolio


By:   /s/ Hon. Robert Lloyd George
      -----------------------------
      Hon. Robert Lloyd George
      President


Date: August 18, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ Kristin S. Anagnost
      -----------------------------
      Kristin S. Anagnost
      Treasurer


Date: August 18, 2003


By:   /s/ Hon. Robert Lloyd George
      -----------------------------
      Hon. Robert Lloyd George
      President


Date: August 18, 2003